EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Persons Employed by the Group in the Financial Year
	December 31, 2025	December 31, 2024	December 31, 2023
Research and development	26	33	23
Administration and sales	71	82	99
Manufacturing and quality	190	286	258

	287	401	380

Schedule of Employment Costs
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Wages and salaries	18,804	25,570	23,718
Social welfare costs	1,916	2,219	2,061
Pension costs	355	451	508
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485

	21,552	30,152	28,841

Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Schedule of Employment Costs
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Wages and salaries	18,804	25,570	24,343
Social welfare costs	1,916	2,219	2,097
Pension costs	355	451	510
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485

	21,552	30,152	29,504